Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

Note 14: Stockholders’ Equity

Capital Stock and Additional Paid-In Capital

Our certificate of incorporation, as amended in April 2011, provides for the following capital stock: Class A common stock, par value $0.01 per share, 3,947,000,000 shares authorized; Class B common stock, par value $0.01 per share, 3,000,000 shares authorized; and preferred stock, par value $0.01 per share, 50,000,000 shares authorized. As of December 31, 2011, there were no shares outstanding of the Class B common stock or preferred stock.

Following completion of the Liberty Transaction in November 2009, DIRECTV had two classes of common stock outstanding: Class A common stock and Class B common stock. As discussed in more detail below, in April 2010, we entered into an agreement with the Malones, under which they exchanged 21.8 million shares of Class B common stock, which was all of the outstanding Class B shares, for Class A common stock. The DIRECTV Class A common stock is entitled to one vote per share and trades on the NASDAQ Global Select Market, or NASDAQ, under the ticker “DTV”. DIRECTV Group common stock has been delisted and no longer trades on NASDAQ. The DIRECTV Class B common stock was entitled to fifteen votes per common share and was not listed on any stock exchange or automated dealer quotation system.

Malone Transaction

In April 2010, we entered into an agreement with Dr. John Malone and his family, or the Malones, under which they exchanged 21.8 million shares of high-vote Class B common stock, which was all of the outstanding Class B shares, for 26.5 million shares of Class A common stock, resulting in the reduction of the Malones’ voting interest in DIRECTV from approximately 24% to approximately 3%. The number of Class A shares issued was determined as follows: one share of Class A common stock for each share of Class B common stock held, plus an additional number of Class A shares with a fair value of $160 million based on the then current market price of the Class A common stock. We accounted for the common stock exchange pursuant to accounting standards for induced conversions, as described in Note 15 of the Notes to the Consolidated Financial Statements. There have been no Class B shares outstanding since the completion of the Malone Transaction on June 16, 2010.

We accounted for the exchange of DIRECTV Class B common stock into DIRECTV Class A common stock pursuant to accounting standards for induced conversions, whereby the $160 million in incremental DIRECTV Class A common stock issued to the former DIRECTV Class B stockholders has been deducted from earnings attributable to DIRECTV Class A stockholders for purposes of calculating earnings per share in the Consolidated Statements of Operations. This adjustment had the effect of reducing diluted earnings per DIRECTV Class A common share by $0.18 for the year ended December 31, 2010.

Share Repurchase Program

Since 2006 our Board of Directors has approved multiple authorizations for the repurchase of our common stock, the most recent of which was announced in the first quarter of 2012, authorizing share repurchases of up to an additional $6 billion. The authorizations allow us to repurchase our common stock from time to time through open market purchases and negotiated transactions, or otherwise. The timing, nature and amount of such transactions will depend on a variety of factors, including market conditions, and the program may be suspended, discontinued or accelerated at any time. The sources of funds for the purchases under the remaining authorizations are our existing cash on hand, cash from operations and potential additional borrowings. Purchases are made in the open market, through block trades and other negotiated transactions. Repurchased shares are retired, but remain authorized for registration and issuance in the future.

The following table sets forth information regarding shares repurchased and retired for the years ended December 31:

	2011	2010	2009
	(Amounts in Millions, Except Per Share Amounts)
Total cost of repurchased and retired shares	$5,455	$5,179	$1,696
Average price per share	45.78	38.20	23.79
Number of shares repurchased and retired	119	136	71

Of the $5,455 million in repurchases during the year ended December 31, 2011, $27 million were paid for in January 2012. Of the $5,179 million in repurchases during the year ended December 31, 2010, $68 million were paid for in January 2011.  Amounts repurchased but settled subsequent to the end of such periods are considered non-cash financing activities and are excluded from the Consolidated Statements of Cash Flows.

Other Comprehensive Income

The following represents the components of OCI, net of taxes, for the years ended December 31:

	2011			2010			2009
	Pre-tax Amount	Tax (Benefit) Expense	Net Amount	Pre-tax Amount	Tax (Benefit) Expense	Net Amount	Pre-tax Amount	Tax (Benefit) Expense	Net Amount
	(Dollars in Millions)
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions	$(49)	$(19)	$(30)	$13	$5	$8	$(3)	$(1)	$(2)
Amortization of amounts resulting from changes in defined benefit plan provisions	2	1	1	—	—	—	—	—	—
Cumulative effect of change in functional currency at Sky Brasil	—	—	—	—	—	—	(181)	(69)	(112)
Foreign currency translation activity during the period	(153)	(59)	(94)	32	12	20	290	111	179
Unrealized holding gains (losses) on securities	(10)	(4)	(6)	6	2	4	11	4	7
Less: reclassification adjustment for net gains recognized during period	—	—	—	(5)	(2)	(3)	—	—	—

Accumulated Other Comprehensive Loss

The following represent the components of “Accumulated other comprehensive loss” in our Consolidated Balance Sheets as of December 31:

	2011	2010
	(Dollars in Millions)
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	$(149)	$(119)
Unamortized amount resulting from changes in defined benefit plan provisions, net of tax	(2)	(3)
Accumulated unrealized gains on securities, net of tax	3	9
Accumulated foreign currency translation adjustments	(8)	86
Total accumulated other comprehensive loss	$(156)	$(27)